TRANSAMERICA SERIES TRUST

Transamerica JPMorgan Core Bond VP

Transamerica PIMCO Total Return VP

Supplement to the Currently Effective Statement of Additional Information

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Pending investor approval for each, Transamerica Asset Management, Inc. (“TAM”) will replace J.P. Morgan Investment Management, Inc (“JPMorgan”) with Aegon USA Investment Management, LLC (“AUIM”) as sub-adviser to Transamerica JPMorgan Core Bond VP and Pacific Investment Management Company LLC (“PIMCO”) with AUIM as sub-adviser to Transamerica PIMCO Total Return VP (together with Transamerica JPMorgan Core Bond VP, the “portfolios”). Because AUIM is an affiliate of TAM, under the terms of TAM’s manager of managers exemptive relief, the new investment sub-advisory agreements between TAM and AUIM with respect to each portfolio must be approved by investors. A proxy statement proposing the sub-advisory agreements with AUIM is expected to be mailed to portfolio investors in August 2022. If approved by each portfolio’s investors, it is anticipated that the change in sub-advisers would occur on or about November 1, 2022.

If the new sub-advisory agreements are approved, effective on or about November 1, 2022, Transamerica JPMorgan Core Bond VP will be renamed “Transamerica Aegon Core Bond VP” and Transamerica PIMCO Total Return VP will be renamed “Transamerica Aegon Bond VP”. TAM will continue to serve as each portfolio’s investment manager.

In connection with and contingent upon the proposed change in sub-advisers, if approved, effective on or about November 1, 2022, the following information will supplement and supersede any contrary information contained in the Statement of Information concerning the portfolios.

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MANAGEMENT FEES:

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Aegon Bond VP (formerly, Transamerica PIMCO Total Return VP)	0.51% of the first $500 million 0.49% over $500 million up to $1 billion 0.48% over $1 billion up to $1.5 billion 0.475% in excess of $1.5 billion
Transamerica Aegon Core Bond VP (formerly, Transamerica JPMorgan Core Bond VP)	0.42% of the first $1 billion 0.38% over $1 billion up to $2 billion 0.365% over $2 billion up to $3.5 billion 0.36% over $3.5 billion up to $5 billion 0.355% in excess of $5 billion

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SUB-ADVISORY FEES:

The following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Aegon Bond VP (formerly Transamerica PIMCO Total Return VP)*	Aegon USA Investment Management, LLC	0.12% of the first $250 million 0.10% over $250 million up to $500 million 0.08% over $500 million up to $1 billion 0.075% in excess of $1 billion
Transamerica Aegon Core Bond VP (formerly Transamerica JPMorgan Core Bond VP)	Aegon USA Investment Management, LLC(14)	0.12% of the first $1 billion 0.05% in excess of $1 billion

*	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica Bond, a series of Transamerica Funds.

(14)

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of (1) the portion of the assets of Transamerica Multi-Managed Balanced VP that is sub-advised by Aegon USA Investment Management, LLC, a series of the Trust; (2) Transamerica Intermediate Bond and the portion of the assets of Transamerica Balanced II and Transamerica Multi-Managed Balanced that are sub-advised by Aegon USA Investment Management, LLC, each a series of Transamerica Funds; and (3) the portion of the assets of Balanced Ret Opt and Bond Ret Opt, each separately managed accounts of Transamerica Life Insurance Company that are advised by Aegon USA Investment Management, LLC.

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EXPENSE CAPS:

The following information revises the corresponding information in the Statement of Additional Information in the table following the heading “Expense Limitation” is supplemented and revised as follows:

Portfolio Name	Expense Cap Initial Class	Expense Cap Service Class	Expiration Date of Expense Cap
Transamerica Aegon Bond VP (formerly Transamerica PIMCO Total Return VP)	0.66%	0.87%	May 1, 2023
Transamerica Aegon Core Bond VP (formerly Transamerica JPMorgan Core Bond VP)	0.54%	0.80%	May 1, 2023

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PORTFOLIO MANAGERS:

The following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers” and added alphabetically to the section for Aegon USA Investment Management, LLC. (“AUIM”)”:

Transamerica Aegon Bond VP (formerly, Transamerica PIMCO Total Return VP)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA*	6	$3.86 billion	8	$1.90 billion	9	$31.57 billion
Tyler A. Knight, CFA*	7	$7.70 billion	4	$985 million	14	$7.68 billion
Jeremy Mead, CFA*	1	$1.32 billion	3	$1.11 billion	5	$2.03 billion
Brian W. Westhoff, CFA*	6	$7.32 billion	5	$1.20 billion	17	$34.12 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0
Tyler A. Knight, CFA*	0	$0	0	$0	0	$0
Jeremy Mead, CFA*	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA*	0	$0	0	$0	0	$0

Transamerica Aegon Core Bond VP (formerly, Transamerica JPMorgan Core Bond VP)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA*	6	$3.86 billion	8	$1.90 billion	9	$31.57 billion
Tyler A. Knight, CFA*	7	$7.70 billion	4	$985 million	14	$7.68 billion
Sivakumar N. Rajan*	5	$2.90 billion	5	$992 million	8	$31.49 billion
Brian W. Westhoff, CFA*	6	$7.32 billion	5	$1.20 billion	17	$34.12 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0
Tyler A. Knight, CFA*	0	$0	0	$0	0	$0
Sivakumar N. Rajan*	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA*	0	$0	0	$0	0	$0

* As of June 30, 2022

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Investors Should Retain this Supplement for Future Reference

August 4, 2022